Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
September 30, 2024

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 0.6%
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40 (cost $7,750,726)	4,675,927	GBP	$6,300,629
Bank Loans and Mezzanine Loans – 0.5%
Consumer Cyclical – 0.5%
Delta 2 Lux Sarl, CME Term SOFR 1 Month + 2.00000%, 7.2006%, 9/10/31‡	$3,099,902		3,098,600
Delta 2 Lux Sarl, CME Term SOFR 1 Month + 2.00000%, 7.2006%, 9/10/31‡	1,549,955		1,549,304
Total Bank Loans and Mezzanine Loans (cost $4,649,857)			4,647,904
Corporate Bonds – 62.1%
Banking – 9.7%
Cooperatieve Rabobank UA, EURIBOR 3 Month + 0.5200%, 0.3750%, 12/1/27‡	3,900,000	EUR	4,113,771
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate 1 Year + 1.4200%, 3.7580%, 4/6/33ž,‡	4,258,000		3,968,732
Cooperatieve Rabobank UA/Australia, 4.2500%, 5/12/26	2,000,000	AUD	1,379,952
Deutsche Bank AG, EURIBOR 3 Month + 1.5000%, 4.1250%, 4/4/30‡	7,500,000	EUR	8,557,464
Deutsche Bank AG / New York, 5.4140%, 5/10/29	2,440,000		2,535,051
ING Groep NV, EURIBOR 3 Month + 0.7000%, 0.3750%, 9/29/28‡	3,700,000	EUR	3,807,639
ING Groep NV, EUR SWAP ANNUAL 5 YR + 1.7800%, 4.2500%, 8/27/35‡	800,000	EUR	903,929
ING Groep NV, ICE SWAP Rate USD SOFR 5 Year + 4.0840%, 7.2500%‡,μ	2,570,000		2,653,782
Lloyds Banking Group PLC, 4.2500%, 11/22/27	2,190,000	AUD	1,485,527
Lloyds Banking Group PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1000%, 6.6250%, 6/2/33‡	2,268,000	GBP	3,121,027
Lloyds Banking Group PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 2.4000%, 2.7070%, 12/3/35‡	8,508,000	GBP	9,541,252
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	1,564,000		1,603,478
Morgan Stanley, SONIA Interest Rate Benchmark + 2.2520%, 5.7890%, 11/18/33‡	4,700,000		6,593,388
Nationwide Building Society, 4.0000%, 9/14/26ž	2,803,000		2,763,110
Nationwide Building Society, ICE SWAP Rate GBP SONIA 1 Year + 2.2130%, 6.1780%, 12/7/27‡	4,920,000	GBP	6,750,134
Nationwide Building Society, 10.2500%‡,μ	8,500	GBP	1,488,417
Natwest Group PLC, US Treasury Yield Curve Rate 1 Year + 2.8500%, 7.4720%, 11/10/26‡	11,405,000		11,740,838
Natwest Group PLC, US Treasury Yield Curve Rate 1 Year + 1.3500%, 5.8470%, 3/2/27‡	2,650,000		2,697,052
Nordea Bank Abp, US Treasury Yield Curve Rate 5 Year + 4.1100%, 6.6250%‡,μ	2,040,000		2,064,898
Santander UK Group Holdings PLC, SOFR + 2.7490%, 6.8330%, 11/21/26‡	6,262,000		6,392,993
Santander UK Group Holdings PLC, GBP SWAP 1YR + 2.8660%, 7.0980%, 11/16/27‡	2,682,000	GBP	3,725,798
UBS Group AG, EURIBOR ICE SWAP Rate + 1.7500%, 4.1250%, 6/9/33‡	5,020,000	EUR	5,823,406
UBS Group AG, 5.9590%, 1/12/34ž	3,370,000		3,603,681
UBS Group AG, US Treasury Yield Curve Rate 5 Year + 4.7450%, 9.2500%ž,‡,μ	1,268,000		1,401,902
			98,717,221
Basic Industry – 0.3%
Mondi Finance PLC, 3.7500%, 5/31/32	2,439,000	EUR	2,795,011
Brokerage – 1.4%
Intercontinental Exchange Inc, 1.8500%, 9/15/32#	7,797,000		6,467,674
LSEG Netherlands BV, 2.7500%, 9/20/27	2,130,000	EUR	2,372,309
LSEGA Financing PLC, 1.3750%, 4/6/26ž	2,500,000		2,393,974
Nasdaq Inc, 5.3500%, 6/28/28	1,240,000		1,288,214
Nasdaq Inc, 4.5000%, 2/15/32	1,100,000	EUR	1,311,805
Nasdaq Inc, 5.5500%, 2/15/34	854,000		900,917
			14,734,893
Capital Goods – 1.2%
Nexans SA, 4.2500%, 3/11/30	3,100,000	EUR	3,523,112
TransDigm Inc, 6.3750%, 3/1/29ž	6,155,000		6,350,236
TransDigm Inc, 6.8750%, 12/15/30ž	2,101,000		2,200,117
			12,073,465
Communications – 8.3%
American Tower Corp, 3.6000%, 1/15/28	5,180,000		5,055,198
Crown Castle Inc, 5.1000%, 5/1/33	1,810,000		1,832,710
Crown Castle International Corp, 3.8000%, 2/15/28	1,990,000		1,953,426
Crown Castle International Corp, 2.2500%, 1/15/31	4,508,000		3,908,978
Deutsche Telekom International Finance BV, 1.5000%, 4/3/28	2,800,000	EUR	3,005,776
Iliad SA, 5.3750%, 2/15/29	4,100,000	EUR	4,768,662
Iliad SA, 5.3750%, 5/2/31	3,500,000	EUR	4,075,679
Lorca Telecom Bondco SA, 5.7500%, 4/30/29	4,448,000	EUR	5,167,328

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
Meta Platforms Inc, 4.7500%, 8/15/34	$3,173,000		$3,238,667
Netflix Inc, 5.8750%, 11/15/28	8,155,000		8,690,524
Netflix Inc, 3.8750%, 11/15/29	1,320,000	EUR	1,528,983
Netflix Inc, 3.6250%, 6/15/30	4,490,000	EUR	5,138,491
Netflix Inc, 4.8750%, 6/15/30ž	2,087,000		2,153,234
Odido Holding BV, 3.7500%, 1/15/29	991,000	EUR	1,082,305
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	5,708,805
Orange SA, 3.2500%, 1/17/35	2,600,000	EUR	2,897,483
Pearson Funding PLC, 5.3750%, 9/12/34	1,830,000	GBP	2,433,847
T-Mobile USA Inc, 2.6250%, 2/15/29	1,794,000		1,671,114
T-Mobile USA Inc, 3.8750%, 4/15/30	9,017,000		8,768,768
Verizon Communications Inc, 4.5000%, 8/17/27	5,970,000	AUD	4,117,095
Verizon Communications Inc, 2.3500%, 3/23/28	3,420,000	AUD	2,187,201
Virgin Media Secured Finance PLC, 4.1250%, 8/15/30	2,500,000	GBP	2,890,618
Vodafone International Financing DAC, 3.3750%, 8/1/33	1,580,000	EUR	1,769,471
			84,044,363
Consumer Cyclical – 9.0%
1011778 BC ULC / New Red Finance Inc, 5.6250%, 9/15/29ž	1,468,000		1,489,212
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30ž	3,566,000		3,288,354
Booking Holdings Inc, 3.5500%, 3/15/28	1,116,000		1,099,626
Booking Holdings Inc, 3.5000%, 3/1/29	2,280,000	EUR	2,600,132
Booking Holdings Inc, 4.5000%, 11/15/31	3,920,000	EUR	4,736,687
Booking Holdings Inc, 3.6250%, 3/1/32	5,934,000	EUR	6,799,462
Compass Group PLC, 2.0000%, 7/3/29	5,100,000	GBP	6,162,730
Experian Finance PLC, 4.2500%, 2/1/29ž	5,600,000		5,597,861
Experian Finance PLC, 2.7500%, 3/8/30ž	6,041,000		5,595,375
Experian Finance PLC, 3.2500%, 4/7/32	830,000	GBP	1,011,994
Levi Strauss & Co, 3.5000%, 3/1/31ž	8,000,000		7,250,809
Service Corp International/US, 4.6250%, 12/15/27	5,282,000		5,210,622
Service Corp International/US, 5.1250%, 6/1/29	825,000		823,888
Service Corp International/US, 3.3750%, 8/15/30#	11,321,000		10,260,081
Service Corp International/US, 4.0000%, 5/15/31	6,752,000		6,247,876
Service Corp International/US, 5.7500%, 10/15/32	1,732,000		1,743,341
Verisure Holding AB, 5.5000%, 5/15/30	6,469,000	EUR	7,416,018
Walmart Inc, 4.8750%, 9/21/29	8,500,000	EUR	10,500,239
Yum! Brands Inc, 5.3750%, 4/1/32	3,325,000		3,313,791
			91,148,098
Consumer Non-Cyclical – 15.9%
Abbott Laboratories, 1.4000%, 6/30/30	3,265,000		2,854,581
AbbVie Inc, 4.8000%, 3/15/29	2,610,000		2,686,098
AbbVie Inc, 4.9500%, 3/15/31	5,005,000		5,204,152
Amgen Inc, 5.2500%, 3/2/30	1,754,000		1,830,140
Amgen Inc, 5.2500%, 3/2/33	3,641,000		3,790,555
Anheuser-Busch InBev SA/NV, 3.4500%, 9/22/31	1,240,000	EUR	1,420,646
Anheuser-Busch InBev Worldwide Inc, 4.1000%, 9/6/27	1,480,000	AUD	1,017,472
Anheuser-Busch InBev Worldwide Inc, 3.5000%, 6/1/30	2,680,000		2,601,439
AstraZeneca Finance LLC, 4.8500%, 2/26/29	1,664,000		1,716,109
AstraZeneca Finance LLC, 5.0000%, 2/26/34	2,435,000		2,542,892
Avantor Funding Inc, 3.8750%, 7/15/28	6,955,000	EUR	7,708,890
Bacardi Ltd, 4.7000%, 5/15/28ž	4,806,000		4,802,686
Bristol-Myers Squibb Co, 5.1000%, 2/22/31	2,434,000		2,548,673
Coca-Cola Co, 2.1250%, 9/6/29	5,330,000		4,912,979
Coty Inc, 4.5000%, 5/15/27	3,250,000	EUR	3,678,754
Diageo Capital PLC, 2.0000%, 4/29/30	1,709,000		1,523,198
Diageo Finance PLC, 1.7500%, 10/12/26	6,600,000	GBP	8,385,011
Elanco Animal Health Inc, 6.6500%, 8/28/28	690,000		714,187
Haleon UK Capital PLC, 4.6250%, 9/18/33	1,160,000	GBP	1,524,083
HCA Inc, 4.1250%, 6/15/29	4,675,000		4,601,732
HCA Inc, 3.6250%, 3/15/32	2,847,000		2,632,663
HCA Inc, 5.5000%, 6/1/33	1,573,000		1,633,449
Heineken NV, 3.5000%, 1/29/28ž	2,320,000		2,279,331
IQVIA Inc, 5.0000%, 5/15/27ž	5,207,000		5,175,282
Keurig Dr Pepper Inc, 3.2000%, 5/1/30#	929,000		876,775
Keurig Dr Pepper Inc, 4.0500%, 4/15/32	2,927,000		2,853,981
Kimberly-Clark Corp, 3.1000%, 3/26/30	1,737,000		1,655,785
Lonza Finance International NV, 3.8750%, 4/24/36	1,810,000	EUR	2,076,636
Medline Borrower LP / Medline Co-Issuer Inc, 6.2500%, 4/1/29ž	2,610,000		2,689,164
Merck KGaA, EURIBOR ICE SWAP Rate + 1.5400%, 3.8750%, 8/27/54‡	1,300,000	EUR	1,447,243
Molson Coors Beverage Co, 3.8000%, 6/15/32	3,180,000	EUR	3,640,264

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Mondelez International Inc, 4.7500%, 8/28/34	$2,394,000		$2,412,506
Mozart Debt Merger Sub Inc, 3.8750%, 4/1/29ž	2,872,000		2,719,108
Nestle Finance International Ltd, 1.5000%, 4/1/30	10,000,000	EUR	10,496,733
Novartis Finance SA, 0%, 9/23/28	10,000,000	EUR	10,071,232
Organon Finance 1 LLC, 4.1250%, 4/30/28ž	2,894,000		2,782,834
PepsiCo Inc, 2.6250%, 7/29/29	2,695,000		2,543,937
PepsiCo Inc, 1.1250%, 3/18/31	5,000,000	EUR	5,027,469
Post Holdings Inc, 6.3750%, 3/1/33ž	2,710,000		2,754,222
Smith & Nephew PLC, 5.1500%, 3/20/27	1,458,000		1,484,680
Solventum Corp, 5.4500%, 2/25/27ž	4,498,000		4,590,901
Solventum Corp, 5.4000%, 3/1/29ž	4,060,000		4,176,981
Stryker Corp, 3.3750%, 9/11/32	120,000	EUR	134,924
Tesco Corporate Treasury Services, 0.3750%, 7/27/29	3,000,000	EUR	2,939,283
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	3,200,000	GBP	3,840,081
Tesco Corporate Treasury Services, 5.1250%, 5/22/34	1,740,000	GBP	2,275,009
Tesco PLC, 6.1500%, 11/15/37ž	2,001,000		2,091,247
Universal Health Services Inc, 2.6500%, 10/15/30	1,900,000		1,694,610
Zoetis Inc, 3.9000%, 8/20/28	2,450,000		2,430,928
Zoetis Inc, 2.0000%, 5/15/30	4,547,000		4,018,525
			161,510,060
Government Sponsored – 1.9%
Electricite de France SA, 5.5000%, 1/25/35	1,900,000	GBP	2,485,985
Kreditanstalt fuer Wiederaufbau, 3.2000%, 9/11/26	11,843,000	AUD	8,071,521
Kreditanstalt fuer Wiederaufbau, 3.2000%, 3/15/28	13,660,000	AUD	9,221,132
			19,778,638
Insurance – 3.5%
Anthem Inc, 2.2500%, 5/15/30	2,905,000		2,601,888
Aon North America Inc, 5.1250%, 3/1/27	2,405,000		2,460,379
Aon North America Inc, 5.1500%, 3/1/29	1,108,000		1,144,532
Aviva PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.3000%, 6.1250%, 9/14/54‡	2,390,000	GBP	3,176,332
Aviva PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	2,320,000	GBP	2,585,582
BUPA Finance PLC, 4.1250%, 6/14/35	1,826,000	GBP	2,054,314
BUPA Finance PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1700%, 4.0000%‡,μ	4,705,000	GBP	4,764,559
Centene Corp, 3.0000%, 10/15/30	3,876,000		3,469,900
Centene Corp, 2.6250%, 8/1/31	9,538,000		8,178,576
Elevance Health Inc, 4.1010%, 3/1/28	2,300,000		2,291,300
Humana Inc, 5.3750%, 4/15/31	2,151,000		2,227,971
Scottish Widows Ltd, 7.0000%, 6/16/43	612,000	GBP	868,670
			35,824,003
Technology – 10.9%
ASML Holding NV, 1.3750%, 7/7/26	5,846,000	EUR	6,366,204
Atlassian Corp, 5.2500%, 5/15/29	1,683,000		1,739,391
Atlassian Corp, 5.5000%, 5/15/34	4,574,000		4,786,496
Boost Newco Borrower LLC / GTCR W Dutch Finance Sub BV, 8.5000%, 1/15/31	946,000	GBP	1,369,445
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	5,781,000		5,350,606
Dell International LLC / EMC Corp, 5.4000%, 4/15/34	779,000		812,891
Experian Finance PLC, 3.3750%, 10/10/34	2,900,000	EUR	3,245,281
Fiserv Inc, 5.4500%, 3/2/28	2,556,000		2,651,731
Fiserv Inc, 1.6250%, 7/1/30	1,770,000	EUR	1,817,143
Gartner Inc, 3.7500%, 10/1/30ž	4,237,000		3,977,491
Iron Mountain Inc, 5.2500%, 7/15/30ž	2,071,000		2,044,851
Iron Mountain Inc, 4.5000%, 2/15/31ž	1,100,000		1,043,457
Microsoft Corp, 2.5250%, 6/1/50	25,197,000		17,296,274
MSCI Inc, 4.0000%, 11/15/29ž	2,026,000		1,965,490
MSCI Inc, 3.6250%, 9/1/30ž,#	2,483,000		2,333,000
NVIDIA Corp, 2.0000%, 6/15/31	1,849,000		1,634,423
Oracle Corp, 2.9500%, 4/1/30	6,440,000		5,988,391
Oracle Corp, 2.8750%, 3/25/31	3,696,000		3,362,406
Oracle Corp, 4.9000%, 2/6/33	2,473,000		2,518,783
RELX Finance BV, 3.3750%, 3/20/33	1,830,000	EUR	2,062,358
Sage Group PLC/The, 2.8750%, 2/8/34	6,875,000	GBP	7,660,362
Salesforce.com Inc, 3.7000%, 4/11/28	2,252,000		2,239,502
Salesforce.com Inc, 1.9500%, 7/15/31	6,764,000		5,872,489
SAP SE, 1.7500%, 2/22/27	1,127,000	EUR	1,236,784
VMware Inc, 3.9000%, 8/21/27	2,682,000		2,654,256

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Technology – (continued)
VMware Inc, 4.7000%, 5/15/30	$7,315,000		$7,369,760
VMware Inc, 2.2000%, 8/15/31	4,877,000		4,189,071
Workday Inc, 3.8000%, 4/1/32	7,100,000		6,739,619
			110,327,955
Total Corporate Bonds (cost $642,188,375)			630,953,707
Foreign Government Bonds – 23.6%
Australia Government Bond, 3.2500%, 4/21/29	15,368,000	AUD	10,471,625
Australia Government Bond, 2.7500%, 5/21/41	46,294,000	AUD	25,946,220
Australia Government Bond, 1.7500%, 6/21/51	12,500,000	AUD	4,880,820
Canadian Government Bond, 1.5000%, 6/1/31	25,399,000	CAD	17,288,149
Canadian Government Bond, 3.0000%, 6/1/34	41,189,000	CAD	30,581,530
European Union, 3.0000%, 12/4/34	10,912,978	EUR	12,385,824
Federal Republic of Germany Bond, 2.2000%, 2/15/34	6,907,545	EUR	7,756,290
Federal Republic of Germany Bond, 0%, 8/15/50	13,555,087	EUR	8,101,008
Federal Republic of Germany Bond, 1.8000%, 8/15/53	7,292,122	EUR	7,024,338
Japan Government Five Year Bond, 0.0050%, 6/20/27	1,113,300,000	JPY	7,668,763
Kingdom of Sweden Government Bond, 0.7500%, 11/12/29	64,165,000	SEK	6,019,119
Kingdom of Sweden Government Bond, 0.1250%, 5/12/31	277,085,000	SEK	24,448,419
Kingdom of the Netherlands Government Bond, 0.7500%, 7/15/28ž	9,708,389	EUR	10,284,644
Kingdom of the Netherlands Government Bond, 0.5000%, 7/15/32ž	22,642,116	EUR	22,000,858
New Zealand Government Bond, 3.0000%, 4/20/29	20,000,000	NZD	12,295,133
New Zealand Government Bond, 1.5000%, 5/15/31	33,000,000	NZD	17,920,492
New Zealand Government Bond, 3.5000%, 4/14/33	15,961,000	NZD	9,630,476
United Kingdom Gilt, 3.2500%, 1/31/33	4,103,520	GBP	5,221,131
Total Foreign Government Bonds (cost $253,115,062)			239,924,839
Mortgage-Backed Securities – 9.6%
Fannie Mae Pool:
3.5000%, 5/1/49	5,807,548		5,463,606
3.5000%, 2/1/51	1,678,020		1,578,642
3.0000%, 4/1/52	8,968,688		8,143,734
3.0000%, 6/1/52	3,771,314		3,412,835
3.0000%, 7/1/52	7,317,810		6,628,936
3.5000%, 8/1/52	3,376,345		3,180,183
3.5000%, 9/1/52	6,797,945		6,393,487
3.5000%, 9/1/52	2,098,043		1,971,467
4.5000%, 9/1/52	2,003,480		1,995,172
5.0000%, 10/1/53	2,543,317		2,564,801
5.0000%, 3/1/54	6,123,417		6,137,665
5.0000%, 3/1/54	1,677,550		1,692,751
5.0000%, 4/1/54	6,538,471		6,552,705
5.0000%, 6/1/54	6,423,130		6,437,113
			62,153,097
Freddie Mac Pool:
3.0000%, 11/1/51	9,388,671		8,507,927
3.0000%, 5/1/52	10,248,560		9,314,844
3.0000%, 6/1/52	1,407,512		1,273,926
4.0000%, 8/1/52	1,802,660		1,756,909
5.0000%, 4/1/54	8,339,210		8,423,661
5.0000%, 4/1/54	1,899,907		1,910,225
5.0000%, 6/1/54	4,263,774		4,273,695
			35,461,187
Total Mortgage-Backed Securities (cost $96,634,564)			97,614,284
Investment Companies – 3.3%
Money Markets – 3.3%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $33,742,316)	33,734,029		33,740,776
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	251,904		251,904
Time Deposits – 0%
Royal Bank of Canada, 4.8100%, 10/1/24	$62,976		62,976
Total Investments Purchased with Cash Collateral from Securities Lending (cost $314,880)			314,880
Total Investments (total cost $1,038,395,780) – 99.7%			1,013,497,019
Cash, Receivables and Other Assets, net of Liabilities – 0.3%			2,613,677
Net Assets – 100%			$1,016,110,696

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$493,769,229	48.7%
United Kingdom	141,425,774	14.0
Netherlands	60,210,592	5.9
Germany	56,956,607	5.6
Canada	52,647,245	5.2
Australia	41,298,665	4.1
New Zealand	39,846,101	3.9
Sweden	37,883,556	3.7
France	23,459,726	2.3
Switzerland	22,976,857	2.3
Supranational	12,385,824	1.2
Japan	7,668,763	0.8
Spain	5,167,328	0.5
Belgium	5,039,557	0.5
Bermuda	4,802,686	0.5
Luxembourg	3,098,600	0.3
Austria	2,795,011	0.3
Finland	2,064,898	0.2
Total	$1,013,497,019	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 3.3%
Money Markets - 3.3%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$36,078,390	$167,173,414	$(169,509,313)	$(175)	$(1,540)	$33,740,776	33,734,029	$289,978
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	98,874	3,000,680	(2,847,650)	-	-	251,904	251,904	1,232 ∆
Total Affiliated Investments - 3.3%
	$36,177,264	$170,174,094	$(172,356,963)	$(175)	$(1,540)	$33,992,680	33,985,933	$291,210

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	10/30/24	8,966,564	$(5,895,194)	$305,663
Australian Dollar	10/30/24	(13,596,070)	8,917,225	(485,183)
Australian Dollar	11/27/24	27,473,220	(18,606,596)	395,503
Australian Dollar	11/27/24	(75,454,996)	50,922,354	(1,266,764)
Australian Dollar	12/20/24	1,358,150	(943,025)	(3,543)
Australian Dollar	12/20/24	489,634	(337,452)	1,246
Australian Dollar	12/20/24	(494,269)	342,942	1,038
Australian Dollar	12/20/24	(53,321,185)	36,180,284	(703,908)
British Pound	10/30/24	15,532,029	(19,921,651)	839,484
British Pound	10/30/24	(44,333,993)	57,878,070	(1,381,676)
British Pound	11/27/24	28,918,920	(38,016,164)	636,145
British Pound	11/27/24	(58,714,275)	76,585,547	(1,890,493)
British Pound	12/20/24	11,882,343	(15,774,821)	105,130

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
British Pound	12/20/24	1,617,873	$(2,166,531)	$(4,352)
British Pound	12/20/24	(29,535,344)	38,992,491	(479,506)
Canadian Dollar	10/30/24	11,457,785	(8,367,003)	112,137
Canadian Dollar	10/30/24	(17,535,049)	12,732,896	(243,620)
Canadian Dollar	11/27/24	2,513,637	(1,853,920)	7,499
Canadian Dollar	11/27/24	1,922,812	(1,426,897)	(3,000)
Canadian Dollar	11/27/24	(1,857,890)	1,380,124	4,303
Canadian Dollar	11/27/24	(17,919,652)	13,198,138	(71,879)
Canadian Dollar	12/20/24	(1,674,911)	1,244,811	3,604
Canadian Dollar	12/20/24	(47,318,301)	34,911,633	(154,039)
Euro	10/30/24	18,236,504	(20,039,735)	285,150
Euro	10/30/24	2,813	(3,136)	(1)
Euro	10/30/24	(1,802,898)	2,009,674	315
Euro	10/30/24	(90,169,269)	98,307,687	(2,187,459)
Euro	11/27/24	4,826,487	(5,365,131)	18,600
Euro	11/27/24	4,030,077	(4,513,245)	(17,874)
Euro	11/27/24	(76,494,251)	85,395,390	69,466
Euro	11/27/24	(8,916,762)	9,882,891	(63,359)
Euro	12/20/24	15,978,331	(17,871,727)	(30,063)
Euro	12/20/24	(73,963,365)	82,620,543	31,852
Euro	12/20/24	12,049	(13,445)	9
Euro	12/20/24	(2,186,207)	2,439,488	(1,667)
Japanese Yen	10/30/24	(833,315,753)	5,466,790	(359,021)
Japanese Yen	11/27/24	(833,315,753)	5,780,168	(62,764)
Japanese Yen	12/20/24	1,374,155,303	(9,718,907)	(49,530)
Japanese Yen	12/20/24	(833,315,753)	5,944,112	80,405
New Zealand Dollar	10/30/24	(16,047,514)	9,516,360	(676,291)
New Zealand Dollar	11/27/24	(42,222,638)	25,915,791	(901,242)
New Zealand Dollar	12/20/24	(2,362,507)	1,468,187	(32,374)
Swedish Krona	10/30/24	(299,118,799)	27,813,035	(1,699,886)
Swedish Krona	11/27/24	138,754,758	(13,664,423)	41,173
Swedish Krona	11/27/24	(140,755,235)	13,819,416	(83,779)
Swedish Krona	12/20/24	(6,235,323)	615,050	(1,724)
Total				$(9,916,275)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10-Year Australian Bond	998	12/16/24	$80,292,155	$(469,251)
10-Year Canadian Bond	1,449	12/31/24	134,018,563	757,031
5 Year US Treasury Note	1,503	1/6/25	165,153,868	271,399
Euro-Bund	343	12/10/24	51,507,073	421,456
Long Gilt	172	12/31/24	22,630,308	(163,382)
Total				$817,253

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2024
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$190,838,017
Average amounts sold - in USD	754,181,301
Futures contracts:
Average notional amount of contracts - long	524,013,049

Notes to Schedule of Investments (unaudited)
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
ULC	Unlimited Liability Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30,
2024 is $125,768,144, which represents 12.4% of net assets.

‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$6,300,629	$-
Bank Loans and Mezzanine Loans	-	4,647,904	-
Corporate Bonds	-	630,953,707	-
Foreign Government Bonds	-	239,924,839	-
Mortgage-Backed Securities	-	97,614,284	-
Investment Companies	-	33,740,776	-
Investments Purchased with Cash Collateral from Securities Lending	-	314,880	-
Total Investments in Securities	$-	$1,013,497,019	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,938,722	-
Futures Contracts	1,449,886	-	-
Total Assets	$1,449,886	$1,016,435,741	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$12,854,997	$-
Futures Contracts	632,633	-	-
Total Liabilities	$632,633	$12,854,997	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70258 11-24